Trade payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Disclosure of Trade Payables

(EUR thousand)	As of March 31
Trade payables	2025	2024
Merchants	157,038	128,106
Tourists	98,192	121,124
Agents	9,070	5,336
Other TFS payables	18,304	16,836
Other trade payables	12,742	10,596
Total	295,346	281,998